Commitments and Contingencies (Details 2) (USD $)	3 Months Ended		12 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended			1 Months Ended	3 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Jun. 30, 2010 Flood, Crude Oil Discharge and Insurance	Oct. 31, 2009 Flood, Crude Oil Discharge and Insurance item	May 31, 2008 Flood, Crude Oil Discharge and Insurance item	Mar. 31, 2013 Flood, Crude Oil Discharge and Insurance item	Dec. 31, 2012 Flood, Crude Oil Discharge and Insurance item	Oct. 25, 2010 Flood, Crude Oil Discharge and Insurance	Mar. 31, 2013 EHS item	Dec. 31, 2012 EHS item	Dec. 31, 2011 EHS item	Mar. 31, 2012 EHS Minimum	Mar. 31, 2012 EHS Maximum	Mar. 31, 2013 MSAT II	Dec. 31, 2012 MSAT II	Sep. 28, 2012 Wynnewood refinery incident item	May 31, 2010 CRRM Litigation Oklahoma and Kansas item	Apr. 19, 2013 CRRM Flood, Crude Oil Discharge and Insurance	Feb. 12, 2013 CRRM Flood, Crude Oil Discharge and Insurance	Mar. 31, 2012 CRRM EHS item	Mar. 31, 2013 CRRM EHS item	Dec. 31, 2012 CRRM EHS	Mar. 31, 2013 CRRM MSAT II	Dec. 31, 2012 CRRM MSAT II	Mar. 31, 2013 CRRM Tier 3 Maximum	Mar. 31, 2013 WRC	Dec. 31, 2012 WRC	Mar. 31, 2013 WRC MSAT II	Dec. 31, 2012 WRC MSAT II	Mar. 31, 2013 New Vitol Agreement CRRM	Dec. 31, 2012 New Vitol Agreement CRRM
Commitments and Contingencies
Renewal term of agreement																															1 year	1 year
Number of days for prior notice of nonrenewal																															180 days	180 days
Number of lawsuits filed																		2
Number of private claimants						16
Aggregate amount of claims				$ 3,200,000	$ 3,200,000	$ 4,400,000
Number of additional plaintiffs					3
Number of claims not settled							1	1
Reimbursement of oversight cost									1,800,000
Environmental civil penalty plus accrued interest for CWA violations																			600,000	600,000
Amount of reimbursement agreed for oversight cost																			1,700,000	1,700,000
Insurance proceeds under primary environmental liability insurance policy	1,260,000		703,000				25,000,000	25,000,000
Environmental, Health, and Safety ("EHS") Matters
Environmental accruals										2,200,000	2,300,000	1,900,000
Environmental accruals included in other current liabilities										600,000	700,000	500,000
Estimated closure and post-closure costs										800,000	800,000	900,000
Number of landfills										2	2	2
Estimated future payments for environmental obligations
Nine months ending December 31, 2013										533,000
2014										340,000	334,000
2015										190,000	184,000
2016										132,000	127,000
2017										114,000	109,000
Thereafter										1,068,000	1,056,000
Undiscounted total										2,377,000	2,534,000
Less amounts representing interest at 1.62%										219,000	210,000
Accrued environmental liabilities at the end of the year										2,158,000	2,324,000
Interest rate (as a percent)										1.62%	1.47%
Acceleration of project completion															3 months	3 months
Remaining amount expected to be spent for environmental remediation compliance, including capital expenditures																								59,000,000	59,000,000	20,000,000			94,000,000	94,000,000
Required percentage of renewable fuel										9.60%	9.00%
Marquee issues under the Clean Air Act																					4	4
Percentage of required refining capacity																					90.00%
Environmental civil penalty																					700,000
Remaining costs associated with Second Consent Decree																							41,000,000
Portion of remaining costs associated with Second Consent Decree to be recorded as capital expenditures																							39,000,000
Estimated cost of completion of project																							1,200,000
Period over which incremental capital expenditure not material and limited primarily to retrofit and replacement of heaters and boilers													5 years	7 years
Payment of civil penalties																											950,000	950,000
Expected remaining costs under consent order																											2,000,000	2,000,000
Expenses related to environmental, health and safety ("EHS") matters	$ 22,200,000	$ 5,300,000
Number of employees fatally injured																	2